Liquidity - Financial Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities
Carrying Amount	€ 7,169	€ 10,943
Current financial liabilities	1,735	4,808
Non-current financial liabilities	7,941	9,547
Total financial liabilities	€ 9,676	€ 14,354
Financial debt as % of financial liabilities	74.00%	76.00%
Trade-debtors with credit balances	€ 186	€ 286
Interest rate	3.49%	1.23%	0.83%
Bonds
Financial Liabilities
Carrying Amount	€ 6,780	€ 8,155
Private placements
Financial Liabilities
Carrying Amount	388	405
Commercial Paper
Financial Liabilities
Carrying Amount	0	€ 928
Interest rate		1.96%
Bank loans
Financial Liabilities
Carrying Amount	0	€ 1,456
Current
Financial Liabilities
Nominal Volume	1,143	3,986
Carrying Amount	1,143	3,983
Current financial liabilities	€ 1,735	€ 4,808
Financial debt as % of financial liabilities - current	66.00%	83.00%
Current | Bonds
Financial Liabilities
Nominal Volume	€ 850	€ 1,600
Carrying Amount	849	1,600
Current | Private placements
Financial Liabilities
Nominal Volume	292	0
Carrying Amount	294	0
Current | Commercial Paper
Financial Liabilities
Nominal Volume	0	930
Carrying Amount	0	928
Current | Bank loans
Financial Liabilities
Nominal Volume	0	1,456
Carrying Amount	0	1,456
Non Current
Financial Liabilities
Nominal Volume	6,612	7,778
Carrying Amount	6,026	6,960
Non-current financial liabilities	€ 7,941	€ 9,547
Financial debt as % of financial liabilities - non-current	76.00%	73.00%
Non Current | Bonds
Financial Liabilities
Nominal Volume	€ 6,521	€ 7,381
Carrying Amount	5,932	6,556
Non Current | Private placements
Financial Liabilities
Nominal Volume	90	397
Carrying Amount	95	405
Non Current | Commercial Paper
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	0	0
Non Current | Bank loans
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	€ 0	€ 0